Segment Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment Information

NOTE 3   SEGMENT INFORMATION

The Company has four reportable operating segments: Retail, Potash, Nitrogen and Phosphate. The Retail segment distributes crop nutrients, crop protection products, seed and merchandise, and provides services directly to growers through a network of farm centers in North and South America and Australia. The Potash, Nitrogen and Phosphate segments are differentiated by the chemical nutrient contained in the products that each produces.

Accounting Policies, Estimates and Judgments

Operating Segments

We identified the Executive Leadership Team (“ELT”), comprised of officers at the Executive Vice President level and above, as the Chief Operating Decision Maker (“CODM”). The CODM uses net earnings (loss) before finance costs, income taxes, and depreciation and amortization (“EBITDA”) to measure performance and allocate resources to the operating segments. The CODM considers EBITDA a meaningful measure because it is not impacted by long-term investment and financing decisions, but rather focuses on the performance of our day-to-day operations.

In 2019, the CODM reassessed our product groupings and decided to evaluate the performance of ammonium sulfate as part of the Nitrogen segment, rather than the Phosphate and Sulfate segment, as previously reported in our 2018 annual consolidated financial statements. Comparative amounts for the Nitrogen and Phosphate segments were restated. For the year ended December 31, 2018, Nitrogen reflected increases of $121, $40, and $53 in sales, gross margin and EBITDA, respectively, and $377 in assets, with corresponding decreases in Phosphate. In addition, the “Others” segment was renamed to “Corporate and Others”.

Judgment is used in determining the composition of the reportable segments based on factors including risks and returns, internal organization, and internal reports reviewed by the CODM.

Certain expenses are allocated across segments based on reasonable considerations such as production capacities or historical trends.

Revenue

We recognize revenue when we transfer control over a good or service to a customer.

Transfer of Control for	Retail	Potash, Nitrogen and Phosphate
Sale of Goods	At the point in time when the product is purchased at our Retail farm center or delivered and accepted by customers at their premises.	At the point in time when the product is loaded for shipping or delivered to the customer.
Services	Over time as the promised service is rendered.	Over time as the promised service is rendered.

For transactions in which we act as an agent rather than the principal, revenue is recognized net of any commissions earned. The relating commissions are recognized as the sales occurred or as unconditional contracts are signed.

Retail

Retail revenue is generated primarily from sales of the following:

Crop nutrients	Dry and liquid macronutrient products including potash, nitrogen and phosphate, proprietary liquid micronutrient products and nutrient application services.
Crop protection products	Various third-party supplier and proprietary products designed to maintain crop quality and manage plant diseases, weeds, and other pests.
Seed	Various third-party supplier seed brands and proprietary seed product lines.
Merchandise	Fencing, feed supplements, livestock-related animal health products, storage and irrigation equipment, and other products.
Services and other revenues	Product application, soil and leaf testing, crop scouting and precision agriculture services, water services, financial services and livestock marketing.

Provisions for returns, trade discounts and rebates are deducted from sales revenue.

Potash, Nitrogen and Phosphate

Our sales revenue is recorded and measured based on the “freight on board” mine, plant, warehouse or terminal price specified in the contract (except for certain vessel sales or specific product sales that are shipped and recorded on a delivered basis), which reflects the consideration we expect to be entitled to in exchange for the goods or services, net of any variable consideration (e.g., any trade discounts or estimated volume rebates). Where customer contracts include volume rebates, we estimate revenue at the earlier of the most likely amount of consideration we expect to receive or when it is highly probable that a significant reversal will not occur. Our customer contracts may provide certain product quality specification guarantees but do not generally provide for refunds or returns.

Sales prices are based on North American and International benchmark market prices which are variable and subject to global supply and demand and other market factors.

	Potash	Nitrogen	Phosphate
Products	North American – primarily granular Offshore (international) – primarily granular and standard	Ammonia, urea, urea ammonium nitrate, industrial grade ammonium nitrate and ammonium sulfate	Solid fertilizer, liquid fertilizer, industrial products and feed products
Sales prices impacted by
  North American prices referenced at delivered prices (including transportation and distribution costs)
  International prices referenced at the mine site (excluding transportation and distribution costs)
		Global energy costs and supply	Global prices and supplies of ammonia and sulfur

Other

We do not provide general warranties. Intersegment sales are made under terms that approximate market value. Transportation costs are generally recovered from the customer through sales pricing.

We elected to use the practical expedient related to the adjustment of the promised consideration for the effects of a significant financing component as the expected period between when control over a promised good or service is transferred and when the customer pays for that good or service is less than 12 months.

Seasonality in our business results from increased demand for products during planting season. Crop input sales are generally higher in spring and fall crop input application seasons. Crop nutrient inventories are normally accumulated leading up to each application season. Our cash collections generally occur after the application season is complete, while customer prepayments made to us are typically concentrated in December and January and inventory prepayments paid to our vendors are typically concentrated in the period from November to January. Feed and industrial sales are more evenly distributed throughout the year.

For product sales with volume rebates, revenue is recognized to the extent that it is highly probable that significant reversals will not occur using the most likely method and accumulated experience.

Returns and incentives are estimated based on historical and forecasted data, contractual terms and current conditions. Due to the nature of goods and services sold, any single estimate would have only a negligible impact on revenue.

Supporting Information

Financial information on each of these segments is summarized in the following tables:

						Corporate
2019		Retail	Potash	Nitrogen	Phosphate	and Others	Eliminations	Consolidated
Sales	– third party	13,183	2,702	2,608	1,397	133	-	20,023
	– intersegment	38	207	612	203	-	(1,060)	-
Sales	– total	13,221	2,909	3,220	1,600	133	(1,060)	20,023
Freight, transportation and distribution		-	305	372	232	-	(141)	768
Net sales		13,221	2,604	2,848	1,368	133	(919)	19,255
Cost of goods sold		9,981	1,103	2,148	1,373	133	(924)	13,814
Gross margin		3,240	1,501	700	(5)	-	5	5,441
Selling expenses		2,484	9	25	5	(18)	-	2,505
General and administrative expenses		112	6	15	7	264	-	404
Provincial mining and other taxes		-	287	2	1	2	-	292
Share-based compensation expense		-	-	-	-	104	-	104
Impairment of assets (Note 15 and 16)		-	-	-	-	120	-	120
Other expenses (income)		8	(4)	(46)	25	171	-	154
Earnings (loss) before finance costs and income taxes		636	1,203	704	(43)	(643)	5	1,862
Depreciation and amortization		595	390	535	237	42	-	1,799
EBITDA		1,231	1,593	1,239	194	(601)	5	3,661
Assets [1]		19,990	11,696	10,991	2,198	2,129	(205)	46,799
1 Included in the Retail and Nitrogen segments are $126 and $482, respectively, relating to equity-accounted investees as described in Note 17.

						Corporate
2018		Retail	Potash	Nitrogen [1]	Phosphate [1]	and Others	Eliminations	Consolidated
Sales	– third party	12,470	2,796	2,712	1,508	150	-	19,636
	– intersegment	50	220	626	268	-	(1,164)	-
Sales	– total	12,520	3,016	3,338	1,776	150	(1,164)	19,636
Freight, transportation and distribution		-	349	373	215	-	(73)	864
Net sales		12,520	2,667	2,965	1,561	150	(1,091)	18,772
Cost of goods sold		9,485	1,183	2,145	1,473	150	(1,056)	13,380
Gross margin		3,035	1,484	820	88	-	(35)	5,392
Selling expenses		2,303	14	32	10	(22)	-	2,337
General and administrative expenses		100	10	20	9	284	-	423
Provincial mining and other taxes		-	244	3	1	2	-	250
Share-based compensation expense		-	-	-	-	116	-	116
Impairment of assets (Note 15)		-	1,809	-	-	-	-	1,809
Other (income) expenses		(75)	14	(8)	6	106	-	43
Earnings (loss) before finance costs and income taxes		707	(607)	773	62	(486)	(35)	414
Depreciation and amortization		499	404	442	193	54	-	1,592
EBITDA		1,206	(203)	1,215	255	(432)	(35)	2,006
Assets [2]		17,964	11,710	10,386	2,406	3,678	(642)	45,502
1 Comparative figures have been restated to reflect the change in the sulfate product grouping from Phosphate and Sulfate to Nitrogen.
2 Included in the Retail and Nitrogen segments are $208 and $428, respectively, relating to equity-accounted investees as described in Note 17.

Financial information by geographic area is summarized in the following tables:

Sales – Third Party	2019	2018
United States	12,522	11,891
Canada	2,504	2,790
Australia	1,955	1,681
Canpotex [1]	1,625	1,657
Trinidad	113	190
Argentina	388	387
Europe	210	312
Other	706	728
	20,023	19,636

1  As described in Note 1, Canpotex executed offshore marketing, sales and distribution functions for certain of our products. Canpotex’s 2019 sales volumes were made to: Latin America 31 percent, China 22 percent, India 10 percent, Other Asian markets 27 percent, Other markets 10 percent (2018 – Latin America 33 percent, China 18 percent, India 10 percent, Other Asian markets 31 percent, Other markets 8 percent) (Note 29).

Non-Current Assets [1]	2019	2018
United States	15,685	14,501
Canada	17,503	17,100
Australia	1,172	607
Trinidad	691	570
Other	639	621
	35,690	33,399
1 Excludes financial instruments (other than equity-accounted investees), deferred tax assets and post-employment benefit assets.

We disaggregated revenue from contracts with customers by product line or geographic location for each reportable segment to show how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. Sales reported under our Corporate and Others segment primarily relates to our non-core Canadian business.

	2019	2018
Retail sales by product line
Crop nutrients	4,989	4,577
Crop protection products	4,983	4,862
Seed	1,712	1,687
Merchandise	598	584
Services and other	939	810
	13,221	12,520
Potash sales by geography
Manufactured product
North America	1,283	1,356
Offshore [1]	1,625	1,657
Other potash and purchased products	1	3
	2,909	3,016
Nitrogen sales by product line [2]
Manufactured product
Ammonia	884	1,061
Urea	1,019	979
Solutions, nitrates and sulfates	812	825
Other nitrogen and purchased products	505	473
	3,220	3,338
Phosphate sales by product line [2]
Manufactured product
Fertilizer	944	1,141
Industrial and feed	475	469
Other phosphate and purchased products	181	166
	1,600	1,776
1 Relates to Canpotex.
2 Comparative figures have been restated to reflect the change in the sulfate product grouping from Phosphate and Sulfate to Nitrogen.